Income Taxes - Net operating loss carryforward (Details) ¥ in Millions	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 1,168.7
Net operating tax loss carryforward, expire in 2023	154.2
Net operating tax loss carryforward, expire in 2024	288.9
Net operating tax loss carryforward, expire in 2025	29.7
Net operating tax loss carryforward, expire in 2026	19.9
Net operating tax loss carryforward, expire after 2026	¥ 676.0